INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	December 31,	December 31,
	2022	2021
	US$	US$
Bitcion (i)	5,972,282	5,189,195
USD Coin (ii)	2,003,332	3,002,231
Filecoin (iii)	315,376	—
Others	—	5,864
Total Cryptocurrencies	8,290,990	8,197,290

Less: Accumulated impairment	(4,057,762)	(919,573)
Intangible assets, Net	4,233,228	7,277,717

(i)	As of December 31, 2022, the original book value of 125.8584797 Bitcoins belonging to the company is $5,972,282, of which 95.23843406 Bitcoins came from the PIPE closed on September 8, 2021 and 30.62004567 Bitcoins came from the Bitcoins shared mining business. We estimated the fair values of the Bitcoins based on the intraday low price of Bitcoin every day and respectively recognized $908,453 and $3,111,232 impairment loss for the year ended December 31, 2021 and 2022.
(ii)	As of December 31, 2022, the Company held 2,005,537.50 USD coins with the book value of $2,003,332. We estimated the fair values of the USD Coins based on the intraday low price of USD Coin every day and respectively recognized $11,120 and $nil impairment loss for the year ended December 31, 2021 and 2022.
(iii)	As of December 31, 2022, the Company held 104762.0706 Filecoins with the book value of $315,376, of which 104646.5806 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022 and 115.49 Filecoins came from the Filecoin physical mining business. We estimated the fair values of the Filecoins based on the intraday low price of Filecoin every day, and recognized $26,957 impairment loss for the year ended December 31, 2022.

	December 31,	December 31,
	2022	2021
	US$	US$
Balance as of January 1, 2021 and 2022	7,277,717	383,289
Addition: received Cryptocurrencies payments (i)	315,028	10,000,363
Purchase	—	—
Mining out (ii)	783,438	664,307
Deduction: Payment made by Cryptocurrencies (iii)	—	(2,141,375)
Deduction: disposal of Cryptocurrencies (iii)	(998,902)	(336,299)
Impairment (iv)	(3,144,053)	(1,292,568)
Balance as of December 31, 2021 and 2022	4,233,228	7,277,717

(i)	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as a part of the asset purchase agreement closed on December 15, 2022.

(ii)	During the year ended 2022, the Company mined out 18.86491222 Bitcoin from the Bitcoin shared mining business, the fair market at the date the Bitcoins were mined out was $783,090, and mined out 115.49 Filecoins from the Filecoin physical mining business, the fair market at the date the Filecoins were mined out was $348.

(iii)	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company's bank account.

(iv)	We estimated the fair values of the cryptocurrencies based on the intraday low price every day and recognized $3,144,053 impairment loss for the year ended December 31, 2022, including $3,111,232 impairment loss of Bitcoins and $5,864 impairment loss of other cryptocurrencies. We wrote off the original value of the $5,864 cryptocurrencies and the $5,864 impairment in 2022 due to the platform where the wallet of the $5,864 cryptocurrencies was stored had gone out of business, we had been no longer able to withdraw the cryptocurrencies as of December 31, 2022.

We estimated the fair values of the cryptocurrencies based on the intraday low price every day and recognized $1,292,568 impairment loss for the year ended December 31, 2021, including $908,453 impairment loss of Bitcoins, $11,120 impairment loss of USD Coins and $372,995 impairment loss of FFcoins and other cryptocurrencies. We wrote off the original value of the $1,208,339 FFcoins and other cryptocurrencies and the $1,208,339 impairment in 2021 due to the FFcoin platform had gone out of business, these FFcoins and other cryptocurrencies no longer had any market value as of December 31, 2021.

Schedule of misplaced cryptocurrencies

Cryptocurrencies	Quantities	Book value as of December 31, 2022
Bitcoins	125.8584797	$1,952,597
USD Coins	2,005,537.50	$1,992,211